Derivative Instruments - Financial Instruments Eligible for Offset, Liabilities (Details) - Interest Rate Swaps - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 2,604	$ 1,219
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	2,604	1,219
Gross Amounts Not Offset in the Consolidated Balance Sheets, Financial Instruments	0	0
Gross Amounts Not Offset in the Consolidated Balance Sheets, Cash Collateral Pledged	2,604	1,219
Net Amount	$ 0	$ 0